THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")
                                CARILLON ACCOUNT
                              CARILLON LIFE ACCOUNT
                              ("Separate Accounts")

                                 Supplement to:
                   VA I, VA II and VA II SA, Advantage VA III,
                            and Excel Accumulator VUL
                         Prospectuses Dated May 1, 2008

                        Supplement Dated October 14, 2008

Effective October 1, 2008, the PORTFOLIO COMPANY OPERATING EXPENSES chart in the prospectus is revised for the Seligman portfolio listed below.

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                                                                Acquired
                                                                Fund Fees      Total      Waivers       Total Expenses
Subaccount's underlying           Management   12b-1    Other      and       Portfolio     and        after waivers and
Portfolio Name*                      Fees      Fees**   Fees    Expenses       Fees     Reductions    reductions if any
--------------------------------------------------------------------------------------------------------------------------
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SELIGMAN, Class 2
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Smaller-Cap Value 1.00% 0.25% 0.14% - 1.39% - 1.39%
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* Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.

** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment
Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.


Effective May 1, 2008, the PORTFOLIO COMPANY OPERATING EXPENSES chart in each prospectus is revised for The Universal Institutional Funds, Inc. ("UIF")
portfolios listed below.
--------------------------------------------------------------------------------------------------------------------------
                                                                Acquired
                                                                Fund Fees      Total      Waivers       Total Expenses
Subaccount's underlying           Management   12b-1    Other      and       Portfolio     and        after waivers and
Portfolio Name*                      Fees      Fees**   Fees    Expenses       Fees     Reductions    reductions if any
--------------------------------------------------------------------------------------------------------------------
UIF, Class I
--------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income              0.38%       -       0.27%     0.02%(1)      0.67%        -          0.67%
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Emerging Markets Equity             1.21%       -       0.37%     0.02%(1)      1.60%        -          1.60%
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UIF (1) The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since "Acquired Fund Fees and Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights section of the Portfolio prospectus.

* Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.

** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.


All other prospectus provisions remain as stated in your Policy and prospectus, as previously amended. Please see the respective fund prospectus for more information about the portfolios.

       Please retain this Supplement with the current prospectus for your variable Policy issued by The Union Central Life Insurance Company.
             If you do not have a current prospectus, please contact
                        Union Central at 1-800-825-1551.